ORDINARY SHARES (Details) ¥ in Thousands			1 Months Ended	12 Months Ended
	Oct. 12, 2020 shares	Oct. 08, 2020 CNY (¥) shares	Oct. 31, 2020 shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2021 Vote $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Class of Stock [Line Items]
Ordinary shares issued at par value | $ / shares					$ 0.0001	$ 0.0001
Share issuance upon IPO net of issuance cost (Note 13) | ¥		¥ 589,587
Aggregate carrying value | ¥		¥ 171,580		¥ 171,580
Class A ordinary shares
Class of Stock [Line Items]
Share issuance upon IPO net of issuance cost (Note 13) (in shares)	35,000,000	5,250,000
Shares converted			11,318,619
Common shares, votes per share | Vote					1
Number of shares authorized					700,000,000	700,000,000
Ordinary shares shares issued					125,122,382	122,622,382
Ordinary shares, shares outstanding					123,852,667	122,622,382
Class B ordinary shares
Class of Stock [Line Items]
Common shares, votes per share | Vote					10
Number of shares authorized					200,000,000	200,000,000
Ordinary shares shares issued					144,000,000	144,000,000
Ordinary shares, shares outstanding					144,000,000	144,000,000
American Depositary Shares
Class of Stock [Line Items]
Share issuance upon IPO net of issuance cost (Note 13) (in shares)	1,050,000	7,000,000
Shares of undesignated class
Class of Stock [Line Items]
Number of shares authorized					100,000,000	100,000,000
Ordinary shares
Class of Stock [Line Items]
Share issuance upon IPO net of issuance cost (Note 13) (in shares)				40,250,000
Shares converted				11,318,619
Share issuance upon IPO net of issuance cost (Note 13) | ¥				¥ 27
Aggregate carrying value | ¥				¥ 8
Number of shares authorized					1,000,000,000	1,000,000,000
Ordinary shares, shares outstanding					267,897,667	266,622,382	215,053,763	160,000,000